INTANGIBLE ASSET (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011
2013	$ 376,841
2014	371,341
2015	360,100
2016	360,019
2017	360,019
Thereafter	2,874,758
Intangible assets, net	$ 4,703,078	$ 40,841